UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
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Address:   20 Dayton Avenue
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           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
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Title:     Managing Member
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Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          02/14/03
       ------------------------   ------------------------------  ----------
             [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             30
                                               -------------

Form 13F Information Table Value Total:           87,688
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Amgen Inc                         Common Stock   031162100    8,411  174,000  SH       sole                174,000
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Applied Molecular Evolution       Common Stock   03823E108      725  353,600  SH       sole                353,600
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AstraZeneca PLC                   Sponsored ADR  046353108      702   20,000  SH       sole                 20,000
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Boston Scientific Corp            Common Stock   101137107    2,011   47,296  SH       sole                 47,296
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Celltech Group PLC                Sponsored ADR  151158102      573   39,000  SH       sole                 39,000
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109    1,606   33,000  SH       sole                 33,000
-----------------------------------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals Inc         Common Stock   293904108    1,028   61,500  SH       sole                 61,500
-----------------------------------------------------------------------------------------------------------------------------------
Exact Sciences Corp               Common Stock   30063P105    4,971  459,000  SH       sole                459,000
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406   14,342  432,500  SH       sole                432,500
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103    2,006   59,000  SH       sole                 59,000
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Inhale Therapeutic Sys Inc        Common Stock   457191104      283   35,000  SH       sole                 35,000
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Johnson & Johnson                 Common Stock   478160104    1,214   22,600  SH       sole                 22,600
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King Pharmaceutical Inc           Common Stock   495582108      516   30,000  SH       sole                 30,000
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Kos Pharmaceuticals Inc           Common Stock   500648100      285   15,000  SH       sole                 15,000
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Lilly Eli & Co                    Common Stock   532457108    8,890  140,000  SH       sole                140,000
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Medimmune Inc                     Common Stock   584699102    1,701   62,600  SH       sole                 62,600
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Medtronic Inc                     Common Stock   585055106      445    9,751  SH       sole                  9,751
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MGI Pharma Inc                    Common Stock   552880106      653   90,000  SH       sole                 90,000
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Myriad Genetics Inc               Common Stock   62855J104    6,847  469,000   SH      sole                469,000
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OSI Pharmaceuticals Inc           Common Stock   671040103    2,690   164,000  SH      sole                164,000
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Pfizer Inc                        Common Stock   717081103   10,818   353,888  SH      sole                353,888
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Pharmacia Corp                    Common Stock   71713U102    2,670    63,866  SH      sole                 63,866
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Regeneron Pharmaceuticals         Common Stock   75886F107      555    30,000  SH      sole                 30,000
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Schering Plough Corp              Common Stock   806605101    2,531   114,000  SH      sole                114,000
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Scios Inc                         Common Stock   808905103    3,421   105,000  SH      sole                105,000
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Sepracor Inc                      Common Stock   817315104    1,721   178,000  SH      sole                178,000
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Transkaryotic Therapies Inc       Common Stock   893735100      574    58,000  SH      sole                 58,000
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Vertex Pharmaceuticals Inc        Common Stock   92532F100    2,813   177,500  SH      sole                177,500
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Xoma Ltd                          ORD            G9825R107      195    46,000  SH      sole                 46,000
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Zimmer Holdings Inc               Common Stock   98956P102    2,491    60,000  SH      sole                 60,000
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